Condensed Consolidated Statements Of Members' Equity (Deficit) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 10, 2009	Dec. 31, 2009	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Fair value of the VEBA Trust Membership Interests							$ 479	$ 990
Unrealized gain (loss) on derivatives recorded in AOCI, tax	0	0	0	0	0	0			0	0	0
Realized (gain) loss on derivatives reclassified from AOCI to income, tax	0	0	0	0	0	0
Foreign currency translation adjustments, tax	0	0	0	0	0	0		0	0	0
Actuarial gain, tax	0	0	0	0	0	0		0	0	0	0
Prior service credit, tax								$ 0	$ 0	$ 0	$ 0